Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Select Global Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.(a)	6,864	8,497,975
Canada 2.0%
Waste Connections, Inc.	96,328	13,598,624
Denmark 1.4%
Novo Nordisk A/S, Class B	57,641	9,294,740
France 8.3%
Legrand SA	113,041	11,332,888
L’Oreal SA	20,493	9,531,487
LVMH Moet Hennessy Louis Vuitton SE	14,535	13,499,642
Schneider Electric SE	119,434	21,303,694
Total		55,667,711
Hong Kong 1.2%
AIA Group Ltd.	811,800	8,121,849
India 4.7%
HDFC Bank Ltd.	1,572,681	31,573,286
Indonesia 2.1%
PT Bank Central Asia Tbk	10,241,600	6,202,638
PT Bank Rakyat Indonesia Persero Tbk	20,538,800	7,689,809
Total		13,892,447
Ireland 1.4%
CRH PLC	157,467	9,423,911
Japan 6.2%
Hoya Corp.	29,000	3,377,323
Keyence Corp.	38,800	17,411,198
Recruit Holdings Co., Ltd.	202,700	7,020,652
SMC Corp.	12,900	6,741,064
Sony Group Corp.	70,400	6,594,104
Total		41,144,341
Netherlands 2.3%
ASML Holding NV	21,210	15,192,062
Spain 2.2%
Industria de Diseno Textil SA	378,350	14,482,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.9%
Lonza Group AG, Registered Shares	23,262	13,516,066
Nestlé SA, Registered Shares	102,615	12,572,309
Total		26,088,375
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	423,000	7,638,367
United Kingdom 9.7%
Ashtead Group PLC	124,756	9,229,927
Compass Group PLC	336,851	8,764,072
Diageo PLC	289,376	12,629,032
Linde PLC	86,782	33,903,124
Total		64,526,155
United States 50.7%
Advanced Micro Devices, Inc.(a)	97,519	11,156,174
Alphabet, Inc., Class A(a)	158,516	21,038,244
Amazon.com, Inc.(a)	91,586	12,243,217
Apple, Inc.	55,264	10,856,613
Coca-Cola Co. (The)	207,406	12,844,654
Elevance Health, Inc.	26,078	12,299,167
Eli Lilly & Co.	25,048	11,385,568
Hess Corp.	53,966	8,188,261
Hilton Worldwide Holdings, Inc.	54,923	8,539,977
Intercontinental Exchange, Inc.	45,841	5,262,547
Intuit, Inc.	43,242	22,126,931
Lam Research Corp.	24,766	17,794,123
Marsh & McLennan Companies, Inc.	73,087	13,771,053
MasterCard, Inc., Class A	87,715	34,584,270
Mettler-Toledo International, Inc.(a)	4,456	5,603,286
Microsoft Corp.	163,862	55,044,523
NVIDIA Corp.	20,822	9,729,912
ON Semiconductor Corp.(a)	84,843	9,141,833
PepsiCo, Inc.	35,638	6,680,699
Synopsys, Inc.(a)	14,601	6,596,732
Thermo Fisher Scientific, Inc.	40,599	22,275,047
Union Pacific Corp.	28,390	6,587,048
2	Columbia Select Global Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zoetis, Inc.	77,397	14,557,602
Total		338,307,481
Total Common Stocks (Cost $443,290,803)		657,449,737

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(b),(c)	9,845,775	9,841,836
Total Money Market Funds (Cost $9,842,212)		9,841,836
Total Investments in Securities (Cost $453,133,015)		667,291,573
Other Assets & Liabilities, Net		(69,033)
Net Assets		$667,222,540
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	8,835,962	136,765,274	(135,758,503)	(897)	9,841,836	2,076	281,072	9,845,775
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Global Equity Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT155_10_N01_(09/23)